Business Combinations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2021	Dec. 29, 2021	Dec. 02, 2021	Nov. 02, 2021	Sep. 30, 2021	Sep. 15, 2021	Sep. 10, 2021	Aug. 12, 2021	Aug. 09, 2021	Aug. 01, 2021	Jul. 30, 2021	Jul. 08, 2021	Jul. 05, 2021	Jun. 21, 2021	Jun. 10, 2021	Apr. 30, 2021	Apr. 01, 2021	Mar. 12, 2021	Feb. 22, 2021	Feb. 19, 2021
Asphalt Paving Company [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes															100.00%
Extreme Concrete Services, Inc. and JODH, Inc. [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																			100.00%
RSmith Sons Trucking, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes									100.00%
The Blain Companies [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes						100.00%
Central Allied Enterprises [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																							100.00%
Patty Construction, Inc. and Greenback Asphalt Co., Inc. [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes										100.00%
Century Asphalt, Inc. and Angel Brothers Enterprises [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes														100.00%
Towers Sand & Gravel [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																		100.00%
Certain Assets Of Holcim [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes													100.00%
Certain Assets In Northern Poland [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes				100.00%
Certain Assets Of Top Aggregate [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes												100.00%
Certain assets of TBG Slovensko, a.s. [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																				100.00%
Pebble Technology, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes							100.00%
Piranha Pipe Concrete [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes											100.00%
Hancock Concrete Products, LLC [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																					100.00%
EP Henry Corporation [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																	100.00%
National Pipe Plastics, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes								100.00%
Graham Architectural Products Company [member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																						100.00%
Schelde Handel NV and PAS NV [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes																100.00%
South Jersey Agricultural Products, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Business combination percentage of equity interest acquired including previously held stakes					100.00%
Operating Cost [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 14	$ 6	$ 7